Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax liabilities
Inventory	$ (449)	$ 717
Property, plant & equipment	(30)	(6,562)
Derivative assets and debt	(519)	(53)
Deferred tax asset
Deferred tax (liability) asset	0	0
Non-capital loss carryforwards [member]
Deferred tax asset
Non-capital & capital loss carryforwards	$ 998	$ 5,898